N-4	Jul. 29, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	Jul. 29, 2026
Amendment Flag	false
Polaris Advisory VA (Version 1) 333-223017
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	This supplement updates certain information in the Appendix A – Investment Options Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the “Prospectus”).Effective on or about July 29, 2026, the Current Expenses for below Underlying Funds have been updated as follows.
Underlying Fund Name	Share Class	New Current Expense
SA Allocation Aggressive Portfolio	Class 1	0.80%*
SA Allocation Balanced Portfolio	Class 1	0.78%*
SA Allocation Moderate Portfolio	Class 1	0.79%*
SA Allocation Moderately Aggressive Portfolio	Class 1	0.78%*
SA American Century Inflation Managed Portfolio	Class 1	0.68%
SA Franklin Allocation Moderately Aggressive Portfolio	Class 1	0.93%*
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.
Variable Option [Line Items]
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction.
Polaris Advisory VA (Version 1) 333-223017 | SA Allocation Aggressive Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	SA Allocation Aggressive Portfolio
Current Expenses [Percent]	0.80%
Polaris Advisory VA (Version 1) 333-223017 | SA Allocation Balanced Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Current Expenses [Percent]	0.78%
Polaris Advisory VA (Version 1) 333-223017 | SA Allocation Moderate Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Current Expenses [Percent]	0.79%
Polaris Advisory VA (Version 1) 333-223017 | SA Allocation Moderately Aggressive Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	SA Allocation Moderately Aggressive Portfolio
Current Expenses [Percent]	0.78%
Polaris Advisory VA (Version 1) 333-223017 | SA American Century Inflation Managed Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	SA American Century Inflation Managed Portfolio
Current Expenses [Percent]	0.68%
Polaris Advisory VA (Version 1) 333-223017 | SA Franklin Allocation Moderately Aggressive Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	SA Franklin Allocation Moderately Aggressive Portfolio
Current Expenses [Percent]	0.93%